Stock-Based Compensation	9 Months Ended
Sep. 30, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

On September 6, 2022, shareholders approved our 2022 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) and on September 9, 2022, our board of directors ratified the Omnibus Incentive Plan. The Omnibus Incentive Plan provides for the grant of options, stock appreciation rights, RSUs, restricted stock and other stock-based awards, any of which may be performance-based, and for incentive bonuses, which may be paid in cash, Common Stock or a combination thereof. At September 30, 2022, 4,162,044 equity units were available for future issuance under the Omnibus Incentive Plan.

At the Closing Date of the Business Combination, Nauticus Robotics Holdings, Inc. had 279,464 options outstanding for the purchase of its common stock. The outstanding options were converted into 3,970,266 options to purchase shares of our Common Stock. Outstanding options vest assuming continuous service to the Company with 25% of the options vesting one year after grant and the balance vesting in a series of 36 successive equal monthly installments measured from the first anniversary of grant. During the vesting period, holders have no rights of a stockholder with respect to the shares of Common Stock subject to an option and the options may not be sold, assigned, transferred, pledged, or otherwise encumbered. Unvested options are forfeited upon termination of employment.

Compensation expense for option awards totaled $235,593 and $624,407 for the three months and nine months ended September 30, 2022, respectively and $117,571 and $325,935 for the three months and nine months ended September 30, 2021, respectively. The compensation expense is accounted for in general and administrative expenses on the condensed consolidated statement of operations. As of September 30, 2022, there was $1,584,941 of total unrecognized compensation cost related to options to be recognized over a remaining weighted average period of 2.79 years.

The following table summarizes options outstanding, as well as activity for the periods presented:

	Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Outstanding as of December 31, 2020	2,345,559	$0.77	$1.59
Granted	1,049,180	$0.99	$1.94
Cancelled	(34,807)	$0.85	$1.77
Outstanding as of September 30, 2021	3,359,932	$0.83	$1.70

Outstanding as of December 31, 2021	3,949,158	$0.91	$1.84
Granted	166,927	$1.31	$2.50
Forfeited	(174,817)	$1.03	$2.25
Cancelled	(7,103)	$0.78	$1.94
Outstanding as of September 30, 2022	3,934,165	$0.87	$1.86

The remaining weighted average contractual life of exercisable options at September 30, 2022 was 6.50 years.